10. Convertible Debentures: Disclosure of Debentures (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Details
Convertible Debentures and Derivative Liability	$ 0	$ 423,139	$ 0
Principal Value of Convertible Debentures		865,263
Discount on proceeds received		(45,263)
Cash commission		(15,000)
Allocation to conversion feature		(442,589)
Allocation to warrant		(90,769)
Value at initial recognition		271,642
Accretion expense	91,895	101,565
Interest expense	34,990	38,699
Amortization of transaction costs	50,617	$ 11,233
Conversion of Debentures	$ (600,641)